Employee benefits - Actuarial assumptions - Additional information (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Annuity-based defined benefit plans, Equant plans, United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Long-term inflation assumption (as a percent)	3.35%
Actuarial assumption of expected rates of inflation (as a percent)	3.35%
Annuity-based defined benefit plans, Equant plans, United Kingdom [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Long-term inflation assumption (as a percent)	5.00%
Actuarial assumption of expected rates of inflation (as a percent)	5.00%
Annuity-based defined benefit plans, senior management staff, France [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Long-term inflation assumption (as a percent)	2.00%
Actuarial assumption of expected rates of inflation (as a percent)	2.00%
Capital-based defined benefit plans, private-law contracts, France [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Long-term inflation assumption (as a percent)	2.00%
Actuarial assumption of expected rates of inflation (as a percent)	2.00%
French part-time for seniors plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage rate used to value the obligation (as a percent)	(0.05%)
French part-time for seniors plans [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage rate used to value the obligation (as a percent)		(0.25%)